Financial Instruments - Schedule of Change in Fair Value of the SAFE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Change in Fair Value of the SAFE [Abstract]
SAFE liability		$ 1,206	$ 1,206
Change in fair value of SAFE liability			(149)
Conversion of SAFE	$ 15,268		1,057
SAFE liability				$ 1,206